Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Equity

13.  Equity

Share capital

Ferroglobe PLC was incorporated on February 5, 2015 and issued one ordinary share with a face value of $1.00. The share was issued but uncalled. On October 13, 2015, the Company increased its share capital by £50,000 by issuing 50,000 sterling non-voting redeemable preference shares (the “Non-voting Shares”) as well as 14 ordinary shares with a par value of $1.00. Subsequently on October 13, 2015, the Company consolidated the 15 ordinary shares at a par value of $1.00 to two ordinary shares with a par value of $7.50, for a total amount of $15.00.

On December 23, 2015, the Company acquired all of the issued and outstanding ordinary shares from Grupo Villar Mir, S.A.U., par value €1,000 per share, of Grupo FerroAtlántica, S.A.U. in exchange for 98,078,161 newly-issued Ferroglobe Class A ordinary shares, nominal value $7.50 per share, making Grupo FerroAtlántica, S.A.U. a wholly-owned subsidiary of the Company. The company subsequently redeemed all Non-voting Shares.

Subsequently on December 23, 2015, Gordon Merger Sub, Inc., a wholly owned subsidiary of the Company, merged with Globe Specialty Metals, Inc., and all outstanding shares of GSM common stock, par value $0.0001 per share were converted to the right to receive one newly-issued Ferroglobe ordinary share, nominal value $7.50 per share. The ordinary shares were registered by the Company pursuant to a registration statement on Form F-4, which was declared effective by the SEC on August 11, 2015, and trade on the NASDAQ Global Select Market under the ticker symbol “GSM.”

On June 22, 2016 the Company completed a reduction of the share capital and as such the nominal value of each share has been reduced from $7.50 to $0.01, with the amount of the capital reduction being credited to a distributable reserve.

On November 18, 2016, Class A Ordinary Shares were converted into ordinary shares of Ferroglobe as a result of the distribution of beneficial interest units in the Ferroglobe Representation and Warranty Insurance Trust to certain Ferroglobe shareholders.

During the years ended December 31, 2019 and December 31, 2020, the Company did not issue new ordinary shares of any class.

Upon the closing of the financing transaction at July 29, 2021, the company issued 8,918,618 new ordinary shares to Rubric Capital Management LP on behalf of certain managed or sub-managed funds and accounts and Grupo Villar Mir, S.A.U for a total issued share capital of $40 million, and 1,900,000 shares and 7,013,872 shares par value $0.01 amounting to $51,522 thousand as equity work fee and bondholder equity stake related to the financing transactions.

The transaction fees incurred in the issuance of the share capital of $40 million amounting to $6,647 thousand have been accounted for as a deduction from equity.

On October 6, 2021, the Company has entered into an equity distribution agreement (the “Equity Distribution Agreement”) with B. Riley Securities, Inc. and Cantor Fitzgerald & Co. relating to the ordinary shares, par value $0.01 per share, of Ferroglobe PLC, by which the Company may offer and sell ordinary shares having an aggregate offering price of up to $100,000,000 from time to time through B. Riley Securities, Inc. and Cantor Fitzgerald & Co. as our sales agents. The company has sold 186,053 ordinary shares with net proceeds of $1.4 million.

At December 31, 2021, there were 188,882,316 ordinary shares in issue with a par value of $0.01, for a total issued share capital of $1,962 thousand, (2020: 170,863,773 ordinary shares in issue with a par value of $0.01, for a total issued share capital of $1,784 thousand). The Company held 1,568,854 ordinary shares in treasury.

At December 31, 2021, the Company’s largest shareholders are as follows:

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	91,125,519	48.60%
Rubric Capital Management LP	13,648,711	7.3%
The Goldman Sachs Group, Inc.	9,806,757	5.2%
(*) 187,313,460 ordinary shares were outstanding at 31 December 2021, comprising 188,882,316 shares in issue less 1,568,854 shares held in treasury

Valuation adjustments

Valuation adjustments comprise the following at December 31:

	2021	2020
	US$'000	US$'000
Actuarial gains and losses	5,525	4,833
Hedging instruments and other	—	922
Total	5,525	5,755

Changes in actuarial gain and losses are due to remeasurements of the net defined benefit liability, see Note 15.

Capital management

The Company’s primary objective is to maintain a balanced and sustainable capital structure through the industry’s economic cycles, while keeping the cost of capital at competitive levels so as to fund the Company’s growth. The main sources of financing are as follows:

1.	cash flow from operations;
2.	bank borrowings,
3.	debt instruments, including the Reinstated Senior Notes and the Super Senior Notes due 2025.
4.	factoring and forfaiting of receivables

Capital Raising and Extension of the Maturity of the Notes

On March 27, 2021, Ferroglobe and Globe and certain other members of our group entered into the Lock-Up Agreement with the Ad Hoc Group Noteholders, Grupo VM and affiliates of Tyrus Capital that set forth a plan to refinance the Notes and restructure our balance sheet. On July 30,2021 the company announced the occurrence of the “Transaction Effective Date” under the lock-up agreement dated March 27, 2021 (the “Lock-Up Agreement”) between the Parent and the financial stakeholders. The Transaction Effective Date marked the completion of the financing proposal.

The principal elements of the restructuring, are set forth below:

●	Issuance of $60 million of new senior secured notes
●	Issuance of $40 million in new equity of Ferroglobe
●	Extension of the maturity date of the Notes from March 31, 2022 to December 31, 2025 and amendment of certain other terms.

The Company manages its capital structure and makes adjustments in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may restructure or issue new borrowings or debt, make dividend payments, return capital to shareholders or issue new shares. Management’s review of the Company’s capital structure includes monitoring of the leverage ratio.

Dividends

There have not been dividends paid or proposed by the Company during the year ended December 31, 2021 neither during the year ended December 31, 2020.

There were earnings distributed by a Joint Venture participated by a Globe Speciality Metals, Inc subsidiary to non-controlling interests during the year ended December 31, 2021.

Non-controlling interests

The changes in non-controlling interests in the consolidated statements of financial position in 2021 and 2020 were as follows:

Balance
US$'000
Balance at January 1, 2020	118,077
Loss for the year	(3,419)
Translation differences	(154)
Balance at December 31, 2020	114,504
Loss for the year	(4,750)
Dividends paid to joint venture partner	(5,880)
Translation differences	166
Other	2,013
Balance at December 31, 2021	106,053

The stand-alone statutory information regarding the largest non-controlling interests, in accordance with IFRS 12 Disclosure of Interests in Other Entities, is as follows:

WVA Manufacturing, LLC (WVA) was formed on October 28, 2009 as a wholly-owned subsidiary of Globe. On November 5, 2009, Globe sold a 49% membership interest in WVA to Dow Corning Corporation (currently named “Dow”), an unrelated third party. As part of the sale of the 49% membership interest to Dow, an operating agreement and an output and supply agreement were established. The output and supply agreement states that of the silicon metal produced by WVA, 49% will be sold to Dow and 51% to Globe, which represents each member’s ownership interest, at a price equal to WVA’s actual production cost plus $100 per metric ton. The agreement will automatically terminate upon the dissolution or liquidation of WVA in accordance with the joint venture agreement between Globe and Dow. As of December 31, 2021 and 2020, the balance of Non-controlling interest related to WVA was $61,912 thousand and $70,270 thousand, respectively.

Quebec Silicon Limited Partnership (QSLP), formed under the laws of the Province of Québec on August 20, 2010 is managed by its general partner, Quebec Silicon General Partner Inc., which is 51% property of Globe. QSLP owns and operates the silicon metal operations in Bécancour, Québec. QSLP’s production output is subject to a supply agreement, which sells 51% of the production output to Globe and 49% to Dow, which represents each member’s ownership interest, at a price equal to QSLP’s actual production cost plus 31 Canadian dollars per metric ton. As of December 31, 2021 and 2020, the balance of non-controlling interest related to QSLP was $37,682 thousand and $44,808 thousand, respectively.

	2021		2020		2019
	WVA	QSLP	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Statements of Financial Position
Non-current assets	76,865	63,088	80,887	67,806	80,923	63,639
Current assets	66,336	46,186	58,404	37,095	56,839	30,931
Non-current liabilities	14,677	19,005	14,677	18,186	14,677	19,944
Current liabilities	32,612	14,671	23,208	16,320	27,579	7,277
Income Statements
Sales	165,660	89,446	156,995	70,637	167,503	78,414
Operating profit	6,696	2,093	5,900	3,113	6,688	252
Profit before taxes	6,507	1,237	5,900	2,898	6,423	(36)
Net (loss) income	3,318	613	3,008	1,666	3,276	(70)
Cash Flow Statements
Cash flows from operating activities	11,981	8,997	28,683	15,387	2,287	3,720
Cash flows from investing activities	(3,893)	(4,956)	(7,977)	(5,227)	(2,256)	(3,544)
Cash flows from financing activities	—	—	—	—	—	227
Exchange differences on cash and cash equivalents in foreign currencies	—	31	—	45	—	149
Beginning balance of cash and cash equivalents	27,272	12,524	6,566	2,319	6,535	1,767
Ending balance of cash and cash equivalents	35,360	16,596	27,272	12,524	6,566	2,319